Special Charges	12 Months Ended
Dec. 28, 2013
Special Charges [Abstract]
Special Charges
PURCHASED IN-PROCESS RESEARCH AND DEVELOPMENT (IPR&D) AND SPECIAL CHARGES
IPR&D Charges
During 2011, the Company recorded IPR&D charges of $4 million in connection with the purchase of cardiac rhythm management-related intellectual property. As the related technological feasibility had not yet been reached and such technology had no future alternative use, the intellectual property asset purchase was expensed as IPR&D.
Special Charges
The Company recognizes certain transactions and events as special charges in its consolidated financial statements. These charges (such as restructuring charges, impairment charges and certain settlement or litigation charges) result from facts and circumstances that vary in frequency and impact on the Company's results of operations. In order to enhance segment comparability and reflect management's focus on the ongoing operations of the Company, special charges are not reflected in the individual reportable segments' operating results.
2012 Business Realignment Plan
During 2012, the Company incurred charges of $185 million resulting from the realignment of its product divisions into two new operating divisions: Implantable Electronic Systems Division (combining its legacy Cardiac Rhythm Management and Neuromodulation product divisions) and the Cardiovascular and Ablation Technologies Division (combining its legacy Cardiovascular and Atrial Fibrillation product divisions). In addition, the Company centralized certain support functions, including information technology, human resources, legal, business development and certain marketing functions. The organizational changes are part of a comprehensive plan to accelerate the Company's growth, reduce costs and leverage economies of scale. In connection with the realignment, the Company recognized $109 million of severance costs and other termination benefits after management determined that such severance and benefit costs were probable and estimable, in accordance with ASC Topic 712, Nonretirement Postemployment Benefits (ASC Topic 712). The 2012 business realignment plan reduced the Company's workforce by approximately 5%. The Company also recognized $17 million of inventory write-offs associated with discontinued CATD product lines and $41 million of incremental depreciation charges and fixed asset write-offs, primarily associated with information technology assets no longer expected to be utilized or with a limited remaining useful life. Additionally, the Company recognized $18 million of other restructuring costs which included $7 million of contract termination costs and $11 million of other costs.
During 2013, the Company incurred additional charges totaling $220 million related to the realignment plan initiated during 2012. The Company also recognized severance costs and other termination benefits of $75 million after management determined that such severance and benefit costs were probable and estimable, in accordance with ASC Topic 712. Additionally, we recorded $30 million of inventory write-offs primarily associated with discontinued CATD product lines, $13 million of fixed asset write-offs primarily related to information technology assets no longer expected to be utilized and $102 million of other restructuring costs. Of the $102 million in other restructuring costs, $64 million was associated with distributor and other contract termination costs and office consolidation costs, including a $23 million charge related to the termination of a research agreement, and $38 million was associated with other costs, all as part of the Company's continued integration efforts.
A summary of the activity related to the 2012 business realignment plan accrual is as follows (in millions):

	Employee Termination Costs	Inventory Charges	Fixed Asset Charges	Other Restructuring Costs	Total
Balance at December 31, 2011	$—	$—	$—	$—	$—
Cost of sales special charges	5	17	—	2	24
Special charges	104	—	41	16	161
Non-cash charges used	—	(17)	(41)	(3)	(61)
Cash payments	(52)	—	—	(7)	(59)
Foreign exchange rate impact	1	—	—	—	1
Balance at December 29, 2012	58	—	—	8	66
Cost of sales special charges	—	30	—	5	35
Special charges	75	—	13	97	185
Non-cash charges used	—	(30)	(13)	(4)	(47)
Cash payments	(79)	—	—	(73)	(152)
Foreign exchange rate impact	—	—	—	—	—
Balance at December 28, 2013	$54	$—	$—	$33	$87

2011 Restructuring Plan
During 2011, the Company incurred charges totaling $162 million related to restructuring actions to realign certain activities in the Company's legacy cardiac rhythm management business and sales and selling support organizations. The restructuring actions included phasing out cardiac rhythm management manufacturing and R&D operations in Sweden, reductions in the Company's workforce and rationalizing product lines. In connection with the staged phase-out of the manufacturing and R&D operations in Sweden, the Company began recognizing severance costs and other termination benefits for over 650 employees in accordance with ASC Topic 420, Exit or Disposal Cost Obligations whereby certain employee termination costs are recognized over the employees’ remaining future service period. Additionally, during 2011, the Company recognized certain severance costs for 550 employees after management determined that such severance and benefit costs were probable and estimable, in accordance with ASC Topic 712. The total charge for employee termination costs recognized during 2011 was $82 million. Additionally, the Company recognized $20 million of inventory obsolescence charges primarily associated with the rationalization of product lines across its business. The Company also recorded $26 million of impairment and incremental depreciation charges, of which $12 million related to an impairment charge to write-down the Company's manufacturing facility in Sweden to its fair value. Additionally, the Company recognized $34 million of other restructuring charges primarily associated with the cardiac rhythm management restructuring actions ($13 million of pension settlement charges associated with the termination of Sweden's defined benefit pension plan and $4 million of idle facility costs related to transitioning manufacturing operations out of Sweden) as well as $7 million of contract termination costs and $10 million of other costs.

During 2012, the Company incurred additional charges totaling $102 million related to the restructuring actions initiated during 2011. The Company recognized severance costs and other termination benefits of $38 million for an additional 100 employees after management determined that such severance and benefit costs were probable and estimable, in accordance with ASC Topic 712. The Company also recognized $13 million of inventory obsolescence charges primarily related with the rationalization of product lines in its IESD segment. Additionally, the Company recognized $51 million of other restructuring charges which included $37 million of restructuring related charges associated with the Company's legacy cardiac rhythm management business and sales and selling support organizations (of which $13 million primarily related to idle facility costs in Sweden). The remaining charges included $8 million of contract termination costs and $6 million of other costs.
During 2013, the Company recognized additional charges totaling $24 million related to the restructuring actions initiated during 2011. Of the $24 million recorded as special charges, the Company recognized severance costs and other termination benefits of $5 million after management determined that such severance and benefit costs were probable and estimable, in accordance with ASC Topic 712. The Company also recognized $1 million of fixed write-offs and $18 million of other restructuring costs, primarily associated with idle facility costs in Sweden.
A summary of the activity related to the 2011 restructuring plan accrual is as follows (in millions):

	Employee Termination Costs	Inventory Charges	Fixed Asset Charges	Other Restructuring Costs	Total
Balance at January 1, 2011	$—	$—	$—	$—	$—
Cost of sales special charges	9	20	9	9	47
Special charges	73	—	17	25	115
Non-cash charges used	—	(20)	(26)	(1)	(47)
Cash payments	(27)	—	—	(15)	(42)
Foreign exchange rate impact	(1)	—	—	—	(1)
Balance at December 31, 2011	54	—	—	18	72
Cost of sales special charges	11	13	—	20	44
Special charges	27	—	—	31	58
Non-cash charges used	—	(13)	—	(4)	(17)
Cash payments	(68)	—	—	(47)	(115)
Foreign exchange rate impact	1	—	—	(1)	—
Balance at December 29, 2012	25	—	—	17	42
Cost of sales special charges	—	—	—	—	—
Special charges	5	—	1	18	24
Non-cash charges used	—	—	(1)	—	(1)
Cash payments	(21)	—	—	(29)	(50)
Foreign exchange rate impact	—	—	—	—	—
Balance at December 28, 2013	$9	$—	$—	$6	$15

Other Special Charges
Intangible asset impairment charges: During 2013, the Company recognized impairment charges of $29 million to write-down certain CATD indefinite-lived tradename and IPR&D assets to fair value. The impairments were due primarily to the Company's revised expectations, including an increase in the cost and length of time to bring the related products to market through U.S. regulatory approval. During 2012, the Company recognized a $23 million impairment charge for certain developed technology intangible assets, as the Company's updated expectations for the future cash flows of the related neuromodulation product lines decreased, ultimately resulting in the related assets' fair value falling below carrying value. Additionally, the Company discontinued certain CATD product lines and recognized $8 million of impairment charges to fully impair the related developed technology intangible assets. During 2013, 2012 and 2011, the Company also recognized $13 million, $2 million and $52 million, respectively, of impairments primarily associated with customer relationship intangible assets recognized in connection with legacy acquisitions involved in the distribution of the Company's products. Due to the changing dynamics of the U.S. healthcare market, specifically as it relates to hospital purchasing practices, the Company determined that these intangible assets had no future discrete cash flows and were fully impaired.
Settlement charges: During 2013, the Company agreed to settle a dispute on licensed technology associated with certain CATD product lines. In connection with the settlement, which resolved all disputed claims, the Company recognized a $22 million settlement expense. During 2012, the Company agreed to settle a dispute on licensed technology for the Company's Angio-Seal™ vascular closure devices. In connection with this settlement, which resolved all disputed claims and included a fully-paid perpetual license, the Company recognized a $28 million settlement expense which it classified as a special charge and also recognized a $12 million licensed technology intangible asset to be amortized over the technology's remaining patent life. During 2011, the Company recognized a $4 million legal settlement charge after reaching an agreement with the Office of Inspector General of the Department of Health and Human Services to settle a previously disclosed investigation initiated in December 2008 related to allegations that the Company failed to properly apply certain warranty credits.
Litigation charges: During 2013, the Company recognized $28 million of litigation charges for future probable and estimable legal costs related to outstanding matters associated with the Company's IESD field actions. Previously during 2012, the Company also recognized $16 million of litigation charges for future probable and estimable legal costs related to these same IESD field actions.
Field action charges: During 2013, the Company recognized special charges of $10 million, which was recorded to cost of sales, for additional costs related to the voluntary field action initiated in late 2012 associated with certain neuromodulation implantable pulse generator charging systems. During 2012, the Company recognized special charges of $27 million, of which $25 million was charged to cost of sales, for costs primarily related to the neuromodulation 2012 field action.